Expense Example - BlackRock Cash Funds: Institutional - SL Agency Shares	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 9
Expense Example, with Redemption, 3 Years	32
Expense Example, with Redemption, 5 Years	61
Expense Example, with Redemption, 10 Years	$ 148